Note 7. Income taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income taxes

During the three and nine-month periods ended September 30, 2013, the Company recorded income tax expense of $72,294 and $475,294, respectively.  During the three and nine-month periods ended September 30, 2012, the Company recorded income tax expense of $137,000 and $123,500, respectively.   As of September 30, 2013, the Company has recorded a short-term deferred tax asset of $264,000 and a deferred tax liability of $2,201,150, primarily resulting from deferred tax liabilities assumed from the Acquisition.

At December 31, 2011, we had a Federal net operating loss carry forward of approximately $6,000 which was fully utilized in the year end December 31, 2012.

The provision (benefit) for income taxes consisted of the following components for the years ended December 31:

	2012	2011
Current:
Federal	$221,000	$—
State	39,000	—
Total Current	260,000	—
Deferred:
Federal	(8,000)	105,000
State	(1,000)	19,000
Total Deferred	(9,000)	124,000
Valuation Allowance	—	(102,200)
Total provision (benefit) for income taxes	$251,000	$21,800

Reconciliation between the statutory rate and the effective tax rate is as follows at December 31:

	2012	2011
Federal statutory tax rate	34.0%	34.0%
State tax rate	6.0%	6.0%
Permanent difference	5.6%	7.1%
Other	(0.5)%	0.4%
	45.1%	47.5%
Change in valuation allowance	—	(39.1%)
Total	45.1%	(8.4%)

Components of net deferred income tax assets, including a valuation allowance, are as follows at December 31:

	2012	2011
Current:
Net operating loss carryforward	$—	$2,000
Deferred revenue	45,000	71,000
Allowance for doubtful accounts	47,000	50,000
Charitable contributions	—	4,000
Accrued litigation expenses	—	52,000
Stock Options	(28,000)	—
Prepaid Expenses	(15,000)	(44,000
Total current deferred income tax assets	49,000	135,000

Noncurrent:
Stock options	135,000	29,000
Basis difference in intangible assets	46,000	56,000
Basis difference in fixed assets	(22,000)	(21,000)
Total noncurrent deferred income tax assets	159,000	64,000

Total net deferred income tax assets	$208,000	$199,000

The company had no valuation allowance for deferred tax assets as of December 31, 2012 or 2011. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment.

The Company has reviewed its tax positions and has determined that it has no significant uncertain positions as of December 31, 2012 or 2011.